EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 13:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2023	2022	2021

Net income	$840.3	$796.9	$815.6

Weighted average ordinary shares outstanding	116,913,913	125,205,504	133,121,763

Dilutive effect:
Employee stock options, RSUs and PSUs	1,433,836	1,133,485	988,285

Diluted weighted average ordinary shares outstanding	118,347,749	126,338,989	134,110,048

Basic earnings per ordinary share	$7.19	$6.37	$6.13

Diluted earnings per ordinary share	$7.10	$6.31	$6.08